INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued warranty costs	$ 11,200	$ 12,944
Allowance for credit losses	14,928	14,728
Inventory write-downs	7,022	5,807
Future deductible expenses	33,656	28,720
Depreciation difference and impairment of property, plant and equipment, project assets, solar power and battery energy storage systems	40,359	18,428
Accrued liabilities	10,886	39
Government subsidies	48,473	46,712
Net operating losses carryforwards	233,329	131,094
Interest limitations	26,199	15,471
Others	100,099	62,193
Total deferred tax assets, gross	526,151	336,136
Valuation allowance	(52,651)	(72,678)
Total deferred tax assets, net	473,500	263,458
Deferred tax liabilities:
Investments in partnerships	69,327	2,261
Depreciation difference of property, plant and equipment	59,729	34,625
Others	75,776	45,942
Total deferred tax liabilities	204,832	82,828
Analysis as:
Deferred tax assets	473,500	263,458
Deferred tax liabilities	(204,832)	(82,828)
Net deferred tax assets	$ 268,668	$ 180,630